Sales and Receivable Concentration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Sales to largest customers
Sales to largest customers, Amount	$ 189,238	$ 171,436	$ 138,324
Sales to largest customers, Percentage of net sales	68.00%	66.00%	67.00%
General Motors Company [Member]
Sales to largest customers
Sales to largest customers, Amount	64,588	63,617	51,673
Sales to largest customers, Percentage of net sales	23.00%	24.00%	25.00%
Ford Motor Company [Member]
Sales to largest customers
Sales to largest customers, Amount	33,854	26,930	18,435
Sales to largest customers, Percentage of net sales	12.00%	10.00%	9.00%
Chrysler Group LLC [Member]
Sales to largest customers
Sales to largest customers, Amount	$ 90,796	$ 80,889	$ 68,216
Sales to largest customers, Percentage of net sales	33.00%	31.00%	33.00%